UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	9/30
Date of reporting period:	3/31/2018

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Natural Resources Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Natural Resources Fund

SEMIANNUAL REPORT March 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Natural Resources Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Natural Resources Fund, covering the six-month period from October 1, 2017 through March 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds generally lost a degree of value over the first quarter of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the reporting period overall. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates and inflation expectations increased.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
April 16, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2017 through March 31, 2018, as provided by Robin Wehbé and Elizabeth Slover, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2018, Dreyfus Natural Resources Fund’s Class A shares produced a total return of 4.44%, Class C shares returned 4.08%, Class I shares returned 4.59%, and Class Y shares returned 4.65%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 5.84% for the same period.2 The S&P Global Natural Resources Index, which more closely reflects the fund’s composition, returned 6.80% for the reporting period.3

Stocks generally posted positive returns over the reporting period amid an expanding global economy and rising corporate earnings, but natural resources stocks lagged broader market averages due to concerns about potential U.S. trade restrictions. The fund trailed the Index and the S&P Global Natural Resources Index.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of companies in natural resources and natural resource-related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology, and services relating to natural resources.

The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio managers seek stocks of companies with strong positions in their natural resources sector, sustained achievement records, and strong financial condition. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund may invest in foreign securities, including emerging markets securities, without limitation.

Rising Corporate Earnings Drove Markets Higher

Continuing a trend established earlier in 2017, stocks during the reporting period continued to benefit from better-than-expected corporate earnings, strengthening U.S. labor markets, and encouraging global economic developments. In addition, investors responded positively to tax reform legislation in December 2017. Consequently, the Index hit a series of new highs through January 2018. However, inflation fears sparked heightened market volatility in February, and concerns about possible trade restrictions roiled the financial markets in March. The resulting market weakness offset a portion of the reporting period’s previous gains.

Worries about proposed changes to U.S. trade policy weighed particularly heavily on metals-and-mining companies and agricultural producers, causing natural resources stocks to lag broader market averages. Otherwise, fundamentals remained solid for many commodity producers in the growing global economy. For example, steel prices benefited from rising demand for global infrastructure construction, and oil prices responded positively to expected supply limitations.

Security Selections Bolstered Fund Performance

The fund’s performance over the reporting period was supported by our security selection strategy across several industry groups. The fund fared especially well among global, integrated energy companies such as Petróleo Brasileiro, which is based in Brazil, Galp Energia in Portugal, and Total in France, all of which rallied from previous weakness along with oil prices. The fund also benefited from a lack of exposure to ExxonMobil, which lagged sector averages due in part to elevated capital spending. The fund’s holdings of oil refiners also fared well, led by Valero Energy in the United States

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

and Showa Shell Sekiyu in Japan. In the metals-and-mining industry, Brazilian steel raw materials miner Vale benefited from higher steel prices and easing competitive pressures from Chinese rivals. U.S. aluminum producer Alcoa was aided by the strengthening global economy and U.S. sanctions on Russian businesses, and Freeport-McMoRan encountered robust demand for the copper used in electronic vehicles.

Laggards during the reporting period included U.S. chemical producer DowDuPont and Turkish oil refiner TÅ±praÅŸ TÅ±rkiye Petrol Rafinerileri, whose advances paused in the wake of previous gains. Australian lithium miner Orocobre gave back earlier gains due to competitive pressures and weaker-than-expected production volumes. Danish wind energy specialist Vestas Wind Systems was hurt by pricing pressures despite wider adoption of its renewal energy solutions. Several oil services companies, including Schlumberger and Select Energy Services, reported disappointing quarterly results.

Finding Opportunities Amid Volatility

We have continued to identify what we believe are attractive investment opportunities in an environment of positive economic growth and rising commodity prices. In our judgment, recent trade-related worries may be overblown, and supply-and-demand dynamics appear to be positive for most natural resources producers. Moreover, current market volatility may present opportunities to purchase the stocks of fundamentally strong companies at more attractive prices. As of the reporting period’s end, we have identified an ample number of companies meeting our investment criteria among integrated energy companies, oil refiners, and aluminum producers. In contrast, we have found relatively few opportunities in the energy services, agricultural, and steelmaking industries.

April 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2019, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P Global Natural Resources Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across three primary commodity-related sectors: agribusiness, energy, and metals & mining. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and domestic and international politics. Interest rates, commodity prices, economic, tax, and energy developments, and government regulations may affect the supply and demand for natural resources and the share prices of companies in the sector.

Securities of companies within specific natural resources sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks are greater with emerging markets countries than with more economically and politically established foreign countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Natural Resources Fund from October 1, 2017 to March 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2018†
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††	$6.60	$9.96	$5.04	$4.49
Ending value (after expenses)	$1,044.40	$1,040.80	$1,045.90	$1,046.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2018†††
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††††	$6.59	$9.95	$5.04	$4.48
Ending value (after expenses)	$1,018.40	$1,015.06	$1,019.95	$1,020.49

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

†† Expenses are equal to the fund’s annualized expense ratio of 1.31% for Class A, 1.98% for Class C, 1.00% for Class I and .89% for Class Y, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the actual days in the period).

††† Please note that while Class, A, Class C, Class I and Class Y shares represent the last business day of the fund's semiannual period, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period October 1, 2017 to March 31, 2018.

†††† Expenses are equal to the fund’s annualized expense ratio of 1.31% for Class A, 1.98% for Class C, 1.00% for Class I and .89% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2018 (Unaudited)†

Description	Shares		Value ($)
Common Stocks - 90.7%
Agriculture - 6.6%
K+S	499,708		14,424,429
Yara International	266,987		11,342,003
			25,766,432
Auto Parts & Equipment - 1.1%
Aptiv	51,568		4,381,733
Chemicals - 13.6%
Andeavor	79,868		8,031,526
Covestro	54,531	[a]	5,367,577
LyondellBasell Industries, Cl. A	71,379		7,543,333
Nutrien	350,960		16,587,096
Showa Shell Sekiyu	375,800		5,119,293
Valero Energy	106,861		9,913,495
			52,562,320
Energy Services - 5.8%
Halliburton	181,153		8,503,322
Newpark Resources	553,743	[b]	4,485,318
Schlumberger	106,658		6,909,305
Select Energy Services, Cl. A	208,731		2,634,185
			22,532,130
Exchange-Traded Funds - .2%
United States Oil Fund LP	49,085	[b]	642,523
Forest Products & Other - 7.4%
Ball	187,589	[c]	7,449,159
Fibria Celulose, ADR	563,604		10,990,278
Packaging Corporation of America	91,871		10,353,862
			28,793,299
Integrated Energy - 10.0%
Aker BP	225,636		6,103,614
Galp Energia	433,945		8,185,233
Occidental Petroleum	192,719		12,519,026
OMV	64,180		3,742,407
Total	141,475		8,040,549
			38,590,829
International/Offshore Upstream - 1.7%
CNOOC	4,544,000		6,705,680
Metals & Mining - 22.4%
Alcoa	194,430	[b]	8,741,573
Freeport-McMoRan	852,885		14,985,189
Glencore	4,933,450	[b]	24,547,812
Orocobre	396,572	[b]	1,664,140
Rio Tinto	294,929		16,576,740

Description		Shares		Value ($)
Common Stocks - 90.7% (continued)
Metals & Mining - 22.4% (continued)
Vale, ADR		1,589,144		20,213,912
				86,729,366
Next Gen Energy - .7%
Vestas Wind Systems		38,250		2,738,635
Precious Metals - 4.4%
Newcrest Mining		453,269		6,814,314
Newmont Mining		262,937		10,272,949
				17,087,263
Steel - 7.7%
ArcelorMittal		297,266	[b]	9,428,740
POSCO		30,767		9,716,264
Steel Dynamics		147,319		6,514,446
Tenaris		241,413		4,173,685
				29,833,135
US/Onshore Upstream - 9.1%
Cabot Oil & Gas		140,898		3,378,734
Continental Resources		149,031	[b,c]	8,785,378
Devon Energy		142,822		4,540,311
EOG Resources		102,568		10,797,333
Hess		154,818	[c]	7,836,887
				35,338,643
Total Common Stocks (cost $291,903,686)				351,701,988

Preferred Stocks - 2.2%
Integrated Energy - 2.2%
Petroleo Brasileiro, ADR (cost $4,830,351)		669,523	[b]	8,697,104
	Coupon Rate (%)
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,602,012)	1.64	5,602,012	[d]	5,602,012

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 4.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $15,380,565)	1.66	15,380,565	[d]	15,380,565
Total Investments (cost $317,716,614)		98.4%		381,381,669
Cash and Receivables (Net)		1.6%		6,336,416
Net Assets		100.0%		387,718,085

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

ADR—American Depository Receipt

LP—Limited Partnership

aSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $5,367,577 or 1.38% of net assets.
bNon-income producing security.
cSecurity, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $15,574,582 and the value of the collateral held by the fund was $15,493,806, consisting of cash collateral of $15,380,565 and U.S. Government & Agency securities valued at $113,241.
dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) ††	Value (%)
Metals & Mining	22.4
Chemicals	13.6
Integrated Energy	12.2
US/Onshore Upstream	9.1
Steel	7.7
Forest Products & Other	7.4
Agriculture	6.6
Energy Services	5.8
Money Market Investments	5.5
Precious Metals	4.4
International/Offshore Upstream	1.7
Auto Parts & Equipment	1.1
Next Gen Energy	.7
Exchange-Traded Funds	.2
98.4

†† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 9/30/17($)	Purchases($)	Sales($)	Value 3/31/18($)†	Net Assets(%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,787,356	87,652,558	83,837,902	5,602,012	1.5	42,054
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	7,161,291	69,293,072	61,073,798	15,380,565	4.0	-
Total	8,948,647	156,945,630	144,911,700	20,982,577	5.5	42,054

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)†

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,574,582)—Note 1(c):
Unaffiliated issuers	296,734,037	360,399,092
Affiliated issuers	20,982,577	20,982,577
Cash		1,514,867
Cash denominated in foreign currency	372,645	370,985
Receivable for investment securities sold		19,129,416
Dividends and securities lending income receivable		1,493,295
Receivable for shares of Beneficial Interest subscribed		408,688
Prepaid expenses		60,488
		404,359,408
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		299,545
Liability for securities on loan—Note 1(c)		15,380,565
Payable for investment securities purchased		642,945
Payable for shares of Beneficial Interest redeemed		135,283
Accrued expenses		182,985
		16,641,323
Net Assets ($)		387,718,085
Composition of Net Assets ($):
Paid-in capital		344,389,670
Accumulated undistributed investment income—net		818,015
Accumulated net realized gain (loss) on investments		(21,172,824)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		63,683,224
Net Assets ($)		387,718,085

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	94,949,135	13,978,292	273,061,716	5,728,942
Shares Outstanding	3,039,779	484,846	8,503,829	178,363
Net Asset Value Per Share ($)	31.24	28.83	32.11	32.12

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2018 (Unaudited)†

Investment Income ($):
Income:
Cash dividends (net of $169,627 foreign taxes withheld at source):
Unaffiliated issuers	2,792,888
Affiliated issuers	42,054
Income from securities lending—Note 1(c)	11,463
Total Income	2,846,405
Expenses:
Management fee—Note 3(a)	1,353,828
Shareholder servicing costs—Note 3(c)	386,154
Professional fees	70,958
Registration fees	56,017
Distribution fees—Note 3(b)	47,870
Custodian fees—Note 3(c)	35,709
Trustees’ fees and expenses—Note 3(d)	31,911
Prospectus and shareholders’ reports	13,866
Loan commitment fees—Note 2	4,762
Miscellaneous	11,552
Total Expenses	2,012,627
Less—reduction in expenses due to undertaking—Note 3(a)	(1,464)
Less—reduction in fees due to earnings credits—Note 3(c)	(857)
Net Expenses	2,010,306
Investment Income—Net	836,099
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,089,195
Net realized gain (loss) on forward foreign currency exchange contracts	3,580
Net Realized Gain (Loss)	6,092,775
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	7,018,938
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	8,243
Net Unrealized Appreciation (Depreciation)	7,027,181
Net Realized and Unrealized Gain (Loss) on Investments	13,119,956
Net Increase in Net Assets Resulting from Operations	13,956,055

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	†	Year Ended September 30, 2017
Operations ($):
Investment income—net	836,099		2,228,657
Net realized gain (loss) on investments	6,092,775		5,827,652
Net unrealized appreciation (depreciation) on investments	7,027,181		31,313,372
Net Increase (Decrease) in Net Assets Resulting from Operations	13,956,055		39,369,681
Distributions to Shareholders from ($):
Investment income—net:
Class A	(372,999)		(1,033,512)
Class C	-		(80,254)
Class I	(1,539,884)		(2,938,769)
Class Y	(41,566)		(8,112)
Total Distributions	(1,954,449)		(4,060,647)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	21,694,933		37,152,031
Class C	4,169,577		3,859,868
Class I	79,937,033		175,844,657
Class Y	3,078,581		2,330,670
Distributions reinvested:
Class A	331,557		907,914
Class C	-		72,804
Class I	1,371,055		2,550,006
Class Y	33,291		8,095
Cost of shares redeemed:
Class A	(19,068,071)		(37,785,718)
Class C	(2,363,855)		(3,705,339)
Class I	(49,010,572)		(112,637,949)
Class Y	(334,784)		(259,292)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	39,838,745		68,337,747
Total Increase (Decrease) in Net Assets	51,840,351		103,646,781
Net Assets ($):
Beginning of Period	335,877,734		232,230,953
End of Period	387,718,085		335,877,734
Undistributed investment income—net	818,015		1,936,365

	Six Months Ended March 31, 2018 (Unaudited)	†	Year Ended September 30, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	688,913		1,318,108
Shares issued for distributions reinvested	11,033		31,980
Shares redeemed	(599,299)		(1,332,880)
Net Increase (Decrease) in Shares Outstanding	100,647		17,208
Class Cb
Shares sold	142,946		147,222
Shares issued for distributions reinvested	-		2,765
Shares redeemed	(81,925)		(140,136)
Net Increase (Decrease) in Shares Outstanding	61,021		9,851
Class Ia
Shares sold	2,448,292		6,053,023
Shares issued for distributions reinvested	44,428		87,509
Shares redeemed	(1,528,835)		(3,878,437)
Net Increase (Decrease) in Shares Outstanding	963,885		2,262,095
Class Y
Shares sold	98,237		82,679
Shares issued for distributions reinvested	1,079		278
Shares redeemed	(10,254)		(8,833)
Net Increase (Decrease) in Shares Outstanding	89,062		74,124

†		The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.
[a]

During the period ended March 31, 2018, 2,046 Class A shares representing $66,581 were exchanged for 1,990 Class I shares and during the period ended September 30, 2017, 839 Class A shares representing $24,906 were exchanged for 817 Class I shares.

[b]		During the period ended March 31, 2018, 1,580 Class C shares representing $44,186 were automatically converted for 1,461 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended March 31, 2018
		Year Ended September 30,
Class A Shares	(Unaudited)†	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	30.04	26.56	23.30	31.73	29.66	26.27
Investment Operations:
Investment income—net[a]	.04	.15	.27	.32	.20	.11
Net realized and unrealized gain (loss) on investments	1.29	3.69	3.21	(8.25)	1.87	3.34
Total from Investment Operations	1.33	3.84	3.48	(7.93)	2.07	3.45
Distributions:
Dividends from investment income—net	(.13)	(.36)	(.22)	(.22)	-	(.06)
Dividends from net realized gain on investments	-	-	-	(.28)	-	-
Total Distributions	(.13)	(.36)	(.22)	(.50)	-	(.06)
Net asset value, end of period	31.24	30.04	26.56	23.30	31.73	29.66
Total Return (%)[b]	4.44[c]	14.52	15.06	(25.38)	6.98	13.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.31[d]	1.36	1.44	1.47	1.58	1.67
Ratio of net expenses to average net assets	1.31[d]	1.34	1.34	1.34	1.35	1.35
Ratio of net investment income to average net assets	.24[d]	.53	1.12	1.11	.62	.41
Portfolio Turnover Rate	29.09[c]	94.39	108.16	100.82	102.79	33.17
Net Assets, end of period ($ x 1,000)	94,949	88,293	77,594	51,613	37,158	26,614

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.
a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

	Six Months Ended March 31, 2018
		Year Ended September 30,
Class C Shares	(Unaudited)†	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	27.70	24.53	21.54	29.42	27.71	24.66
Investment Operations:
Investment income (loss)—net[a]	(.06)	(.05)	.08	.12	(.04)	(.10)
Net realized and unrealized gain (loss) on investments	1.19	3.41	2.97	(7.67)	1.75	3.15
Total from Investment Operations	1.13	3.36	3.05	(7.55)	1.71	3.05
Distributions:
Dividends from investment income—net	-	(.19)	(.06)	(.05)	-	-
Dividends from net realized gain on investments	-	-	-	(.28)	-	-
Total Distributions	-	(.19)	(.06)	(.33)	-	-
Net asset value, end of period	28.83	27.70	24.53	21.54	29.42	27.71
Total Return (%)[b]	4.08[c]	13.73	14.21	(25.95)	6.17	12.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98[d]	2.04	2.12	2.16	2.39	2.45
Ratio of net expenses to average net assets	1.98[d]	2.03	2.09	2.08	2.10	2.10
Ratio of net investment income (loss) to average net assets	(.40)[d]	(.18)	.37	.43	(.14)	(.38)
Portfolio Turnover Rate	29.09[c]	94.39	108.16	100.82	102.79	33.17
Net Assets, end of period ($ x 1,000)	13,978	11,741	10,154	9,414	3,714	3,213

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2018
		Year Ended September 30,
Class I Shares	(Unaudited)†	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	30.91	27.30	23.95	32.59	30.39	26.91
Investment Operations:
Investment income—net[a]	.09	.25	.35	.44	.31	.20
Net realized and unrealized gain (loss) on investments	1.32	3.78	3.29	(8.51)	1.89	3.41
Total from Investment Operations	1.41	4.03	3.64	(8.07)	2.20	3.61
Distributions:
Dividends from investment income—net	(.21)	(.42)	(.29)	(.29)	-	(.13)
Dividends from net realized gain on investments	-	-	-	(.28)	-	-
Total Distributions	(.21)	(.42)	(.29)	(.57)	-	(.13)
Net asset value, end of period	32.11	30.91	27.30	23.95	32.59	30.39
Total Return (%)	4.59[b]	14.85	15.35	(25.19)	7.24	13.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[c]	1.05	1.11	1.17	1.35	1.43
Ratio of net expenses to average net assets	1.00[c]	1.05	1.08	1.09	1.10	1.10
Ratio of net investment income to average net assets	.59[c]	.86	1.40	1.51	.93	.69
Portfolio Turnover Rate	29.09[b]	94.39	108.16	100.82	102.79	33.17
Net Assets, end of period ($ x 1,000)	273,062	233,080	144,068	58,533	18,463	8,216

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

	Six Months Ended March 31, 2018	Year Ended September 30,

Class Y Shares	(Unaudited)†	2017	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	30.94	27.31	23.95	25.37
Investment Operations:
Investment income—net[b]	.12	.41	.43	.07
Net realized and unrealized gain (loss) on investments	1.31	3.65	3.23	(1.49)
Total from Investment Operations	1.43	4.06	3.66	(1.42)
Distributions:
Dividends from investment income—net	(.25)	(.43)	(.30)	-
Net asset value, end of period	32.12	30.94	27.31	23.95
Total Return (%)	4.65[c]	14.98	15.45	(5.60)	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[d]	.93	.99	2.54	[d]
Ratio of net expenses to average net assets	.89[d]	.93	.98	1.10	[d]
Ratio of net investment income to average net assets	.72[d]	1.38	1.54	3.69	[d]
Portfolio Turnover Rate	29.09[c]	94.39	108.16	100.82
Net Assets, end of period ($ x 1,000)	5,729	2,763	414	1

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

a From September 1, 2015 (commencement of initial offering) to September 30, 2015.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Natural Resources Fund (the “fund”) is a separate non-diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Since March 29, 2018 represents the last day during the fund’s semiannual period on which the New York Stock Exchange was open for trading, the fund’s financial statements and notes to financial statements have been presented through that date to maintain consistency with the fund’s net asset value calculations used for shareholder transactions.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	158,577,063	-	-	158,577,063
Equity Securities - Foreign Common Stocks†	31,204,190	161,278,212††	-	192,482,402
Equity Securities - Foreign Preferred Stocks†	8,697,104			8,697,104
Exchange-Traded Funds	642,523			642,523
Registered Investment Companies	20,982,577	-	-	20,982,577

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

At March 31, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities in the table above. At September 30, 2017, there was no transfer between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At March 31, 2018, the market value of the collateral was 99.5% of the market value of the securities on loan. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the manager, U.S. Government and Agency securities or letters of credit. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2018,

The Bank of New York Mellon earned $2,691 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $25,818,347 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2017. The fund has $17,329,678 of short-term capital losses and $8,488,669 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2017 was as follows: ordinary income

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$4,060,647. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from October 1, 2017 through February 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.10% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $1,464 during the period ended March 31, 2018.

During the period ended March 31, 2018, the Distributor retained $5,190 from commissions earned on sales of the fund’s Class A shares and $740 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2018, Class C shares were charged $47,870 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2018, Class A and Class C shares were charged $118,396 and $15,957, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2018, the fund was charged $14,531 for transfer agency services and $857 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $857.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2018, the fund was charged $35,709 pursuant to the custody agreement.

During the period ended March 31, 2018, the fund was charged $6,375 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $232,650, Distribution Plan fees $8,416, Shareholder Services Plan fees $22,015, custodian fees $27,339, Chief Compliance Officer fees $3,160 and transfer agency fees $5,965.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2018, amounted to $122,806,487 and $103,129,501, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended March 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At March 31, 2018, there were no forward contracts outstanding.

At March 31, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $63,665,055, consisting of $69,419,914 gross unrealized appreciation and $5,754,859 gross unrealized depreciation.

At March 31, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

For More Information

Dreyfus Natural Resources Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DNLAX Class C: DLDCX Class I: DLDRX Class Y: DLDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6006SA0318

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 29, 2018

By: /s/ James Windels
James Windels Treasurer
Date:	May 29, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)